INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,236
Charge for the year - impairment	37	$ 39	$ 2
Carrying value, ending balance	1,110	1,236
Amortisation and impairment of acquired intangibles	207	205
ArthroCare
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	257
Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	171
Healthpoint
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	$ 143
Remaining amortisation period	4 years
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 3,653	3,584
Exchange adjustment	48	(45)
Acquisitions		44
Additions	104	77
Charge for the year - impairment		1
Disposals	(12)	(6)
Transfers	23
Carrying value, ending balance	3,816	3,653	3,584
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(2,417)	(2,186)
Exchange adjustment	(42)	31
Change for the year - amortisation	221	229
Charge for the year - impairment	37	38
Disposals	11	5
Carrying value, ending balance	(2,706)	(2,417)	(2,186)
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	354
Carrying value, ending balance	306	354
Amortisation and impairment of acquired intangibles	46	51
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	582	588
Exchange adjustment	4	(6)
Disposals	(1)
Transfers	(3)
Carrying value, ending balance	582	582	588
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(228)	(180)
Exchange adjustment	(2)	2
Change for the year - amortisation	46	46
Charge for the year - impairment		4
Carrying value, ending balance	(276)	(228)	(180)
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	618
Carrying value, ending balance	472	618
Amortisation and impairment of acquired intangibles	150	142
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	2,232	2,206
Exchange adjustment	36	(21)
Acquisitions		44
Additions	2	3
Disposals	(7)
Transfers	10
Carrying value, ending balance	2,273	2,232	2,206
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(1,614)	(1,482)
Exchange adjustment	(36)	19
Change for the year - amortisation	121	123
Charge for the year - impairment	37	28
Disposals	7
Carrying value, ending balance	(1,801)	(1,614)	(1,482)
Engage's intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment charges	37
Immaterial product assets
Disclosure of detailed information about intangible assets [line items]
Impairment charges		32
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	75
Carrying value, ending balance	60	75
Amortisation and impairment of acquired intangibles	11	12
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	235	231
Exchange adjustment	(1)	(2)
Additions	2	7
Disposals		(1)
Carrying value, ending balance	236	235	231
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(160)	(145)
Exchange adjustment		2
Change for the year - amortisation	16	17
Carrying value, ending balance	(176)	(160)	(145)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	93
Carrying value, ending balance	94	93
Capital expenditure relating to software contracted but not provided	7	7
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	508	491
Exchange adjustment	5	(14)
Additions	36	32
Disposals	(4)	(5)
Transfers	2	4
Carrying value, ending balance	547	508	491
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(415)	(379)
Exchange adjustment	(4)	8
Change for the year - amortisation	38	43
Charge for the year - impairment		6
Disposals	4	5
Carrying value, ending balance	(453)	(415)	(379)
Assets in course of construction.
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	96
Carrying value, ending balance	178	96
Assets in course of construction. | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	96	68
Exchange adjustment	4	(2)
Additions	64	35
Charge for the year - impairment		1
Transfers	14	(4)
Carrying value, ending balance	178	96	$ 68
Software and Assets in course of construction | Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Transfers	$ 23	$ 0
Minimum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	10 years
Minimum | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	1 year
Minimum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	6 years
Minimum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	3 years
Maximum | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	5 years
Maximum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	14 years
Maximum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	7 years